Note FDIC loss share asset (Activity in the FDIC loss share indemnification asset) (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Activity In The F D I C Loss Share Indemnification Asset [Abstract]
Balance due to the FDIC for recoveries on covered assets	$ 1,124	$ 27,578	[1]	$ 5,570

[1]
Balance due to the FDIC for recoveries on covered assets for the years ended December 31, 2016 and 2015 amounting to $27.6 million and $5.6 million, respectively, was included in other liabilities in the accompanying Consolidated Statement of Condition.